Equity - Summary of Movement of Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [line items]
Beginning balance	$ 2,372,743	$ 2,122,148	$ 1,492,110
Other	(8,705)	(87,308)	(105,932)
Ending balance	$ 2,775,423	$ 2,372,743	2,122,148
Treasury stock
Disclosure of equity [line items]
Beginning balance, shares (in shares)	3,817,846	2,887,905
Beginning balance	$ (291,438)	$ (204,130)	(344,541)
Acquisition of treasury shares (in shares)	101,713	929,941
Other	$ (8,705)	$ (87,308)	$ (105,932)
Ending balance, shares (in shares)	3,919,559	3,817,846	2,887,905
Ending balance	$ (300,143)	$ (291,438)	$ (204,130)